Supplementary information on oil and gas activities (unaudited) - Summary of capitalized costs (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Gross capitalized costs		$ 3,984,222	$ 2,723,155	$ 2,329,769
Cumulative depreciation		(1,268,049)	(842,024)	(773,424)
Total net capitalized costs		2,716,173	1,881,131	1,556,345
Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Gross capitalized costs		45,310	38,281	46,088
Cumulative depreciation		(6,566)	(4,006)	(2,972)
Total net capitalized costs		38,744	34,275	43,116
Machinery, facilities, software licenses and other [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties		97,126	79,566	71,839
Machinery, facilities, software licenses and other [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties		928	928	723
Oil & gas properties and wells [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1],[2]	3,697,835	2,521,781	2,108,966
Oil & gas properties and wells [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1],[2]	42,436	36,146	40,381
Works in progress [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties		189,261	121,808	148,964
Works in progress [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties		$ 1,946	$ 1,207	$ 4,984

[1]	For the year ended December 31, 2024, including a reversal of impairment of long lived-assets of 4,207 in Mexico. For the year ended December 31, 2023, including impairment of long lived-assets 1,679 in Argentina and 22,906 in Mexico (Note 3.2.2).
[2]	Including the re-estimation of well plugging and abandonment (Note 13).